Related Parties (Details 1) (Edouard Cukierman [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Edouard Cukierman [Member]
Related Party Transaction [Line Items]
Chairman fees	$ 60	$ 60	$ 60
Stock option compensation expenses	10	10	10
Total	$ 70	$ 70	$ 70